Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (3.6%)
*	Lumen Technologies Inc.	3,665,822	26,907
*	Madison Square Garden Sports Corp.	60,230	13,850
*	Cinemark Holdings Inc.	384,840	13,285
	Cogent Communications Holdings Inc.	151,982	12,491
*	IAC Inc.	254,792	12,059
	Telephone & Data Systems Inc.	351,322	12,008
*	Cargurus Inc. Class A	315,075	11,916
	TEGNA Inc.	596,532	11,197
*	EchoStar Corp. Class A	435,116	11,004
*	Ziff Davis Inc.	161,523	9,506
*	Yelp Inc. Class A	241,009	9,211
	John Wiley & Sons Inc. Class A	148,740	7,761
	Cable One Inc.	16,593	6,973
*	TripAdvisor Inc.	394,357	5,651
*	QuinStreet Inc.	198,885	4,531
*	Cars.com Inc.	218,996	4,352
*	TechTarget Inc.	92,377	2,966
	Shutterstock Inc.	88,199	2,794
	Scholastic Corp.	90,208	2,380
	Shenandoah Telecommunications Co.	166,108	2,214
*	Thryv Holdings Inc.	123,512	1,954
*	Gogo Inc.	213,626	1,716
*	Consolidated Communications Holdings Inc.	273,849	1,279
			188,005
Consumer Discretionary (14.1%)
	Bath & Body Works Inc.	804,836	29,167
	Meritage Homes Corp.	130,983	25,027
	VF Corp.	1,192,714	24,129
*	Etsy Inc.	413,723	22,697
*	Brinker International Inc.	160,401	21,216
	Group 1 Automotive Inc.	47,183	20,091
*	Shake Shack Inc. Class A	144,156	19,278
	Installed Building Products Inc.	84,008	19,216
*	Asbury Automotive Group Inc.	72,042	18,719
	Kontoor Brands Inc.	180,730	16,587
*	Stride Inc.	153,391	16,393
*	M/I Homes Inc.	98,847	16,313
*	Frontdoor Inc.	275,869	16,166
	Signet Jewelers Ltd.	160,830	16,115
	Six Flags Entertainment Corp.	335,763	15,509
*	Cavco Industries Inc.	29,761	15,312
*	Boot Barn Holdings Inc.	109,986	15,083
*	Tri Pointe Homes Inc.	337,447	14,689
	Newell Brands Inc.	1,499,844	14,383
*	Dorman Products Inc.	98,100	13,732
	Academy Sports & Outdoors Inc.	259,984	12,804
*	Adtalem Global Education Inc.	135,827	12,416
	American Eagle Outfitters Inc.	644,100	12,392
	Steven Madden Ltd.	261,696	11,928
*	Penn Entertainment Inc.	538,818	11,633
	LCI Industries	91,828	11,094
*	Hanesbrands Inc.	1,267,829	11,030
*	Victoria's Secret & Co.	282,081	10,956
	Patrick Industries Inc.	80,694	10,844
*	Urban Outfitters Inc.	205,444	10,011
	Century Communities Inc.	99,442	8,986
	Advance Auto Parts Inc.	214,688	8,877
	Phinia Inc.	157,645	8,841
	Strategic Education Inc.	88,003	8,696
	Cheesecake Factory Inc.	168,764	8,546
*	LGI Homes Inc.	74,675	8,176
*	Green Brick Partners Inc.	110,691	7,910

		Shares	Market Value ($000)
*	Foot Locker Inc.	297,142	7,473
	La-Z-Boy Inc.	151,653	6,865
	Wolverine World Wide Inc.	288,029	6,679
	Winnebago Industries Inc.	104,376	6,110
	Perdoceo Education Corp.	222,197	6,099
	Leggett & Platt Inc.	483,487	6,087
*	Adient plc	314,214	6,042
	Upbound Group Inc.	175,277	6,028
*	Helen of Troy Ltd.	82,185	6,027
[1]	Kohl's Corp.	401,157	6,005
*	Sonos Inc.	435,821	5,932
	Papa John's International Inc.	117,567	5,858
	Buckle Inc.	107,886	5,620
*	Sabre Corp.	1,391,325	5,440
*	Sally Beauty Holdings Inc.	369,120	5,142
*	Fox Factory Holding Corp.	150,047	4,874
*	Gentherm Inc.	113,263	4,768
	Dana Inc.	464,982	4,650
	Worthington Enterprises Inc.	111,981	4,582
*	Dave & Buster's Entertainment Inc.	113,814	4,475
	Cracker Barrel Old Country Store Inc.	80,285	4,461
	Oxford Industries Inc.	53,051	4,412
*	Topgolf Callaway Brands Corp.	508,888	4,285
*	G-III Apparel Group Ltd.	142,474	4,222
*	Revelyst Inc.	210,577	3,980
	Caleres Inc.	126,983	3,945
	Monarch Casino & Resort Inc.	45,983	3,863
	Bloomin' Brands Inc.	272,114	3,793
	Sonic Automotive Inc. Class A	52,685	3,643
*	XPEL Inc.	81,645	3,552
*	National Vision Holdings Inc.	284,143	3,438
	Jack in the Box Inc.	69,220	3,381
*	Dream Finders Homes Inc. Class A	99,137	3,298
*	BJ's Restaurants Inc.	83,698	3,217
*	ODP Corp.	121,390	3,117
	Monro Inc.	108,199	3,043
*	American Axle & Manufacturing Holdings Inc.	422,803	2,795
*	Mister Car Wash Inc.	338,005	2,704
	Golden Entertainment Inc.	76,224	2,572
	Ethan Allen Interiors Inc.	81,208	2,496
*	MarineMax Inc.	71,088	2,440
	Standard Motor Products Inc.	74,048	2,435
	Sturm Ruger & Co. Inc.	61,135	2,329
	Shoe Carnival Inc.	63,305	2,137
	Guess? Inc.	102,466	1,687
*	Leslie's Inc.	666,743	1,534
			742,497
Consumer Staples (2.9%)
	Cal-Maine Foods Inc.	146,735	14,323
	WD-40 Co.	48,843	13,534
*	Simply Good Foods Co.	328,498	13,071
	J & J Snack Foods Corp.	56,020	9,736
	Energizer Holdings Inc.	235,271	8,966
	Interparfums Inc.	64,743	8,912
	PriceSmart Inc.	90,803	8,149
*	Grocery Outlet Holding Corp.	353,325	7,420
	Edgewell Personal Care Co.	177,670	6,499
*	Central Garden & Pet Co. Class A	187,654	6,341
*	TreeHouse Foods Inc.	168,289	5,779
*	Chefs' Warehouse Inc.	124,702	5,575
	Andersons Inc.	115,747	5,526
*	United Natural Foods Inc.	214,180	5,318
	Universal Corp.	89,043	5,086
	WK Kellogg Co.	237,866	4,948
	National Beverage Corp.	84,182	4,158
	Fresh Del Monte Produce Inc.	121,269	4,093
	John B Sanfilippo & Son Inc.	32,582	2,813
*	Hain Celestial Group Inc.	325,168	2,689
	MGP Ingredients Inc.	50,816	2,352

		Shares	Market Value ($000)
	SpartanNash Co.	121,123	2,299
	Tootsie Roll Industries Inc.	59,453	1,968
	B&G Foods Inc.	287,168	1,918
*	USANA Health Sciences Inc.	40,105	1,545
*	Central Garden & Pet Co.	34,207	1,360
			154,378
Energy (4.7%)
	Magnolia Oil & Gas Corp. Class A	678,721	18,828
	SM Energy Co.	412,611	18,646
	Cactus Inc. Class A	239,663	16,455
	Northern Oil & Gas Inc.	359,561	15,637
	Archrock Inc.	609,021	15,603
	California Resources Corp.	250,898	14,843
	CONSOL Energy Inc.	96,403	12,600
	Helmerich & Payne Inc.	355,971	12,327
*	Oceaneering International Inc.	365,856	10,968
	Liberty Energy Inc. Class A	596,040	10,967
	Patterson-UTI Energy Inc.	1,289,798	10,834
	Peabody Energy Corp.	453,690	10,821
*	Tidewater Inc.	174,116	9,005
	Crescent Energy Co. Class A	553,032	8,224
	World Kinect Corp.	212,801	6,161
*	Helix Energy Solutions Group Inc.	516,053	5,517
	Atlas Energy Solutions Inc. Class A	217,405	5,124
*	Comstock Resources Inc.	325,961	5,075
*	Talos Energy Inc.	448,480	5,045
*	Par Pacific Holdings Inc.	202,903	3,537
	Core Laboratories Inc.	169,616	3,452
*	Bristow Group Inc. Class A	88,925	3,399
*	Vital Energy Inc.	97,108	3,188
	Dorian LPG Ltd.	130,258	3,187
*	Green Plains Inc.	233,525	2,522
*	ProPetro Holding Corp.	290,704	2,442
*	REX American Resources Corp.	55,271	2,394
	CVR Energy Inc.	122,804	2,376
*	Nabors Industries Ltd.	32,207	2,365
*	Innovex International Inc.	124,307	2,023
	RPC Inc.	298,711	1,924
			245,489
Financials (19.8%)
	Comerica Inc.	478,324	34,559
	Jackson Financial Inc. Class A	271,286	27,180
*	Mr Cooper Group Inc.	232,492	22,940
	Lincoln National Corp.	613,616	21,808
	Piper Sandler Cos.	57,096	19,583
	Moelis & Co. Class A	253,720	19,531
	Radian Group Inc.	542,331	19,410
	ServisFirst Bancshares Inc.	180,872	17,324
	Assured Guaranty Ltd.	178,286	16,631
	Ameris Bancorp	233,193	16,389
*	Axos Financial Inc.	195,122	16,166
	StepStone Group Inc. Class A	225,973	14,889
	United Community Banks Inc.	429,692	14,528
	PJT Partners Inc. Class A	85,790	14,358
	Fulton Financial Corp.	655,896	14,154
	Atlantic Union Bankshares Corp.	323,654	13,733
	Cathay General Bancorp	260,154	13,531
	BGC Group Inc. Class A	1,364,285	13,288
	HA Sustainable Infrastructure Capital Inc.	419,756	13,164
	Community Financial System Inc.	189,434	13,115
	WSFS Financial Corp.	213,655	12,824
	Walker & Dunlop Inc.	115,559	12,732
	First Hawaiian Inc.	460,919	12,726
	Artisan Partners Asset Management Inc. Class A	251,899	12,290
*	Genworth Financial Inc. Class A	1,557,223	12,146
	First Bancorp	586,820	12,135
	Blackstone Mortgage Trust Inc. Class A	625,401	12,020
*	NMI Holdings Inc. Class A	287,074	11,480
	BankUnited Inc.	269,531	11,339

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	143,236	11,313
	Independent Bank Corp.	153,168	11,088
	CVB Financial Corp.	473,416	11,087
	Simmons First National Corp. Class A	452,581	11,070
	Virtu Financial Inc. Class A	295,499	11,025
*	Goosehead Insurance Inc. Class A	87,276	11,007
	WaFd Inc.	292,797	10,710
*	StoneX Group Inc.	102,029	10,587
	Bread Financial Holdings Inc.	179,111	10,537
*	Bancorp Inc.	176,458	10,310
*	Palomar Holdings Inc.	94,355	10,219
	First Financial Bancorp	344,186	10,164
	Cohen & Steers Inc.	96,613	10,112
*	Enova International Inc.	95,131	10,037
	Park National Corp.	52,404	9,976
[1]	Arbor Realty Trust Inc.	679,874	9,974
*	Payoneer Global Inc.	911,446	9,944
	Provident Financial Services Inc.	470,441	9,936
	Pacific Premier Bancorp Inc.	347,739	9,876
	Banner Corp.	124,067	9,254
	Seacoast Banking Corp. of Florida	305,050	9,139
	BancFirst Corp.	71,344	9,009
	Independent Bank Group Inc.	129,995	8,699
	Trustmark Corp.	220,928	8,640
	Renasant Corp.	229,470	8,633
	Banc of California Inc.	497,009	8,563
*	NCR Atleos Corp.	260,772	8,556
	NBT Bancorp Inc.	170,054	8,523
*	Triumph Financial Inc.	79,019	8,462
	EVERTEC Inc.	230,959	8,315
	OFG Bancorp	167,850	7,624
	Mercury General Corp.	95,896	7,572
	Pathward Financial Inc.	90,034	7,552
	Stewart Information Services Corp.	99,776	7,492
	PROG Holdings Inc.	152,575	7,424
	FB Financial Corp.	126,108	7,119
	First Bancorp (XNGS)	148,801	7,038
	City Holding Co.	53,070	6,969
	First Commonwealth Financial Corp.	367,829	6,926
	Lakeland Financial Corp.	91,952	6,755
	Northwest Bancshares Inc.	458,868	6,736
	National Bank Holdings Corp. Class A	136,686	6,525
*	Trupanion Inc.	120,073	6,401
	Horace Mann Educators Corp.	146,903	6,151
*	Customers Bancorp Inc.	106,407	6,007
	Veritex Holdings Inc.	195,838	5,955
	Hope Bancorp Inc.	434,951	5,924
	Virtus Investment Partners Inc.	23,969	5,920
	S&T Bancorp Inc.	137,819	5,897
*	Donnelley Financial Solutions Inc.	96,262	5,800
	Westamerica Bancorp	96,287	5,510
*	SiriusPoint Ltd.	351,490	5,420
	Stellar Bancorp Inc.	171,859	5,329
	Hilltop Holdings Inc.	165,993	5,254
	WisdomTree Inc.	428,848	5,125
	Employers Holdings Inc.	89,451	4,773
	Berkshire Hills Bancorp Inc.	152,548	4,650
	Safety Insurance Group Inc.	53,445	4,588
	Dime Community Bancshares Inc.	127,109	4,561
	Ready Capital Corp.	605,970	4,466
	Navient Corp.	283,526	4,417
	Two Harbors Investment Corp.	374,557	4,401
	Apollo Commercial Real Estate Finance Inc.	460,338	4,258
	PennyMac Mortgage Investment Trust	312,746	4,250
	Preferred Bank	44,728	4,219
*	Encore Capital Group Inc.	85,190	4,190
	AMERISAFE Inc.	68,632	4,051
	Brookline Bancorp Inc.	319,839	4,027
	Ellington Financial Inc.	314,142	3,883
	Franklin BSP Realty Trust Inc.	294,034	3,846

		Shares	Market Value ($000)
	HCI Group Inc.	30,557	3,724
	Southside Bancshares Inc.	102,363	3,595
	Tompkins Financial Corp.	45,131	3,444
	Redwood Trust Inc.	476,270	3,410
	ARMOUR Residential REIT Inc.	176,299	3,336
	Heritage Financial Corp.	124,111	3,283
	Eagle Bancorp Inc.	108,555	3,187
	Brightsphere Investment Group Inc.	99,949	3,116
	Central Pacific Financial Corp.	97,631	3,116
*	ProAssurance Corp.	185,067	3,094
*	PRA Group Inc.	142,353	3,018
	Capitol Federal Financial Inc.	441,249	2,948
	Hanmi Financial Corp.	107,923	2,855
	TrustCo Bank Corp.	68,893	2,566
	KKR Real Estate Finance Trust Inc.	209,142	2,432
*	EZCORP Inc. Class A	187,394	2,399
	United Fire Group Inc.	76,559	2,343
*	Ambac Financial Group Inc.	171,410	2,201
	New York Mortgage Trust Inc.	326,921	2,007
*	Green Dot Corp. Class A	194,473	1,997
*	World Acceptance Corp.	11,921	1,441
			1,045,255
Health Care (11.2%)
*	Glaukos Corp.	198,124	28,460
*	Hims & Hers Health Inc.	683,777	22,031
*	Merit Medical Systems Inc.	209,879	21,806
*	Inspire Medical Systems Inc.	107,523	20,726
*	Corcept Therapeutics Inc.	335,316	19,341
*	RadNet Inc.	234,652	19,185
*	Krystal Biotech Inc.	91,166	17,998
*	Integer Holdings Corp.	120,906	16,987
*	ADMA Biologics Inc.	840,416	16,901
*	TG Therapeutics Inc.	480,998	16,739
*	Prestige Consumer Healthcare Inc.	178,695	15,148
*	Alkermes plc	517,776	15,026
	Organon & Co.	928,355	14,733
*	ICU Medical Inc.	88,069	14,440
*	CorVel Corp.	32,727	11,958
*,1	TransMedics Group Inc.	120,284	10,430
*	Vericel Corp.	176,653	10,271
*	QuidelOrtho Corp.	237,230	9,726
*	Inari Medical Inc.	180,432	9,368
*	Protagonist Therapeutics Inc.	212,413	9,304
*	Catalyst Pharmaceuticals Inc.	401,727	8,866
	Premier Inc. Class A	377,419	8,643
*	UFP Technologies Inc.	26,245	8,475
	Concentra Group Holdings Parent Inc.	387,439	8,454
	CONMED Corp.	111,070	8,224
*	NeoGenomics Inc.	462,083	8,193
*	Azenta Inc.	175,238	8,098
	Select Medical Holdings Corp.	379,699	8,015
*	Ligand Pharmaceuticals Inc.	65,883	8,003
*	Privia Health Group Inc.	369,952	7,946
*	Addus HomeCare Corp.	64,620	7,938
	LeMaitre Vascular Inc.	73,724	7,888
*	Omnicell Inc.	165,833	7,726
*	Supernus Pharmaceuticals Inc.	198,671	7,265
*	Tandem Diabetes Care Inc.	236,046	7,230
*	Fortrea Holdings Inc.	322,945	6,798
*	Astrana Health Inc.	149,869	6,482
*	Amphastar Pharmaceuticals Inc.	136,779	6,181
	Patterson Cos. Inc.	282,616	6,073
*	Integra LifeSciences Holdings Corp.	240,520	5,912
*	Xencor Inc.	223,058	5,710
*	Dynavax Technologies Corp.	438,507	5,639
	National HealthCare Corp.	44,456	5,566
	US Physical Therapy Inc.	54,365	5,369
*	Myriad Genetics Inc.	327,120	5,322
*	STAAR Surgical Co.	176,990	5,150

		Shares	Market Value ($000)
*	Harmony Biosciences Holdings Inc.	137,219	4,757
*	Pediatrix Medical Group Inc.	305,465	4,570
*	Schrodinger Inc.	199,591	4,505
*	Certara Inc.	394,061	4,417
*	Progyny Inc.	283,037	4,407
	Embecta Corp.	208,333	4,340
*	Artivion Inc.	135,841	4,010
*	AdaptHealth Corp. Class A	379,733	3,809
*	Innoviva Inc.	198,894	3,777
*	Owens & Minor Inc.	266,917	3,595
*	BioLife Solutions Inc.	130,056	3,573
*	Collegium Pharmaceutical Inc.	115,871	3,534
*	ANI Pharmaceuticals Inc.	59,731	3,418
*	Avanos Medical Inc.	166,214	3,185
*	Arcus Biosciences Inc.	195,061	3,012
	HealthStream Inc.	86,748	2,871
*	Pacira BioSciences Inc.	165,916	2,806
*	Vir Biotechnology Inc.	328,601	2,616
*	Cytek Biosciences Inc.	385,092	2,515
*	AMN Healthcare Services Inc.	91,466	2,381
	Mesa Laboratories Inc.	19,594	2,295
	Simulations Plus Inc.	58,410	1,856
*	Ironwood Pharmaceuticals Inc. Class A	508,686	1,791
	Phibro Animal Health Corp. Class A	73,367	1,715
*	REGENXBIO Inc.	164,084	1,628
*	Fulgent Genetics Inc.	72,689	1,330
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			588,457
Industrials (17.8%)
*	SPX Technologies Inc.	166,675	29,408
	Robert Half Inc.	368,869	27,521
	CSW Industrials Inc.	59,958	25,326
	Armstrong World Industries Inc.	157,510	25,175
*	Alaska Air Group Inc.	454,764	23,921
	Moog Inc. Class A	103,721	22,950
	Federal Signal Corp.	220,459	21,475
	Boise Cascade Co.	140,313	20,710
	Zurn Elkay Water Solutions Corp.	517,594	20,611
*	AeroVironment Inc.	101,009	19,646
	Arcosa Inc.	175,899	19,110
	Air Lease Corp. Class A	373,391	19,006
*	Dycom Industries Inc.	104,890	19,002
	Matson Inc.	121,066	18,545
*	Gates Industrial Corp. plc	815,220	18,065
*	SkyWest Inc.	144,549	16,586
	Granite Construction Inc.	157,492	15,650
	Franklin Electric Co. Inc.	141,605	15,336
*	RXO Inc.	494,971	14,923
	Korn Ferry	190,224	14,902
	John Bean Technologies Corp.	114,795	14,466
*	Resideo Technologies Inc.	527,832	14,346
*	GMS Inc.	142,953	14,345
	Enpro Inc.	75,631	14,302
*	Verra Mobility Corp. Class A	593,727	14,048
*	GEO Group Inc.	490,414	13,982
	Rush Enterprises Inc. Class A	223,025	13,816
	ESCO Technologies Inc.	92,842	13,779
	ABM Industries Inc.	226,249	12,935
	Griffon Corp.	147,412	12,427
	Brady Corp. Class A	158,427	11,865
*	Everus Construction Group Inc.	183,759	11,698
	Hub Group Inc. Class A	222,119	11,470
	Trinity Industries Inc.	297,228	11,205
	UniFirst Corp.	54,173	10,882
	AZZ Inc.	107,491	10,012
	ArcBest Corp.	85,258	9,829
	HNI Corp.	169,847	9,622
	Enerpac Tool Group Corp. Class A	195,754	9,447

		Shares	Market Value ($000)
*	MYR Group Inc.	59,529	9,400
	Albany International Corp. Class A	112,399	9,318
*	Sunrun Inc.	805,942	9,293
	Werner Enterprises Inc.	222,592	9,100
	Powell Industries Inc.	33,679	9,005
*	CoreCivic Inc.	397,601	8,878
	Standex International Corp.	42,673	8,871
*	AAR Corp.	126,803	8,815
	Hillenbrand Inc.	253,218	8,617
*	Hayward Holdings Inc.	512,458	8,281
	Kennametal Inc.	281,186	8,070
*	Gibraltar Industries Inc.	109,877	7,959
*	Masterbrand Inc.	458,791	7,937
*	OPENLANE Inc.	391,662	7,912
	Barnes Group Inc.	164,899	7,724
	Greenbrier Cos. Inc.	112,238	7,632
*	Mercury Systems Inc.	182,066	7,488
	Alamo Group Inc.	37,368	7,472
	Apogee Enterprises Inc.	79,066	6,658
	Vestis Corp.	412,365	6,631
*	JetBlue Airways Corp.	1,075,339	6,420
	MillerKnoll Inc.	251,709	6,328
	Tennant Co.	68,118	6,020
*	DNOW Inc.	384,284	5,783
	Schneider National Inc. Class B	169,391	5,693
	Interface Inc. Class A	210,052	5,577
	CSG Systems International Inc.	101,692	5,574
*	Triumph Group Inc.	279,025	5,371
	Lindsay Corp.	39,147	5,198
*	American Woodmark Corp.	56,133	5,096
	Quanex Building Products Corp.	170,444	5,072
	Pitney Bowes Inc.	561,946	4,529
*	Vicor Corp.	82,951	4,414
	Allegiant Travel Co.	52,414	4,290
*	NV5 Global Inc.	187,418	4,078
*	Proto Labs Inc.	90,586	3,731
	Deluxe Corp.	159,858	3,704
	Marten Transport Ltd.	208,822	3,629
*	Viad Corp.	76,211	3,408
	Heidrick & Struggles International Inc.	73,314	3,383
*	DXP Enterprises Inc.	46,004	3,371
	Matthews International Corp. Class A	110,129	3,321
*	Healthcare Services Group Inc.	264,908	3,269
	Astec Industries Inc.	82,381	3,181
	Wabash National Corp.	158,955	3,152
*	Forward Air Corp.	68,582	2,516
*	Hertz Global Holdings Inc.	444,636	2,188
*	Enviri Corp.	289,453	2,142
	Insteel Industries Inc.	70,366	2,074
*	Liquidity Services Inc.	80,327	2,054
*	Sun Country Airlines Holdings Inc.	140,978	2,029
	Heartland Express Inc.	155,769	1,989
	Kelly Services Inc. Class A	116,955	1,713
	National Presto Industries Inc.	18,503	1,475
*	Titan International Inc.	177,934	1,302
			940,479
Information Technology (11.1%)
*	MARA Holdings Inc.	1,061,664	29,111
*	SPS Commerce Inc.	133,760	25,825
	Badger Meter Inc.	106,057	22,995
*	ACI Worldwide Inc.	377,340	21,440
*	Itron Inc.	162,130	19,217
*	Box Inc. Class A	524,621	18,409
	InterDigital Inc.	90,982	17,829
*	Semtech Corp.	270,509	17,323
*	Plexus Corp.	98,188	16,142
*	Insight Enterprises Inc.	101,054	15,810
*	Impinj Inc.	82,103	15,781
*	Sanmina Corp.	197,086	15,651

		Shares	Market Value ($000)
	Advanced Energy Industries Inc.	135,887	15,632
*	DXC Technology Co.	651,943	14,669
*	SiTime Corp.	67,549	14,346
*	Alarm.com Holdings Inc.	177,395	11,556
*	BlackLine Inc.	185,944	11,530
*	FormFactor Inc.	279,042	11,178
*	Diodes Inc.	166,922	10,850
*	Agilysys Inc.	80,367	10,793
	Progress Software Corp.	154,264	10,553
*	DoubleVerify Holdings Inc.	508,998	10,348
*	OSI Systems Inc.	57,113	10,132
	Kulicke & Soffa Industries Inc.	196,782	9,528
*	TTM Technologies Inc.	367,936	8,970
*	Axcelis Technologies Inc.	117,496	8,723
*	DigitalOcean Holdings Inc.	228,168	8,689
	Clear Secure Inc. Class A	332,633	8,609
*	Viavi Solutions Inc.	800,763	7,960
*	Extreme Networks Inc.	470,072	7,803
*	ePlus Inc.	95,703	7,739
*	NCR Voyix Corp.	524,197	7,606
*	LiveRamp Holdings Inc.	240,191	7,292
*	Calix Inc.	211,324	6,874
*	Rogers Corp.	60,990	6,317
	Benchmark Electronics Inc.	130,130	6,310
*	Ultra Clean Holdings Inc.	162,330	6,238
*	Knowles Corp.	318,646	6,201
	CTS Corp.	109,363	6,005
*	Veeco Instruments Inc.	204,575	5,702
*	Photronics Inc.	228,150	5,683
*	NetScout Systems Inc.	256,789	5,619
*	Harmonic Inc.	418,613	5,367
	Adeia Inc.	392,553	4,758
	A10 Networks Inc.	265,704	4,530
*	Cohu Inc.	168,899	4,459
*	Digi International Inc.	130,923	4,349
*	Wolfspeed Inc.	453,418	4,344
*	MaxLinear Inc. Class A	274,409	4,152
*	ScanSource Inc.	81,725	4,120
*	Arlo Technologies Inc.	359,380	4,032
*	Ichor Holdings Ltd.	121,741	3,988
	Xerox Holdings Corp.	415,677	3,799
*	Sprinklr Inc. Class A	435,340	3,587
*	Alpha & Omega Semiconductor Ltd.	85,872	3,561
*	PDF Solutions Inc.	112,081	3,542
*	Penguin Solutions Inc.	191,327	3,471
*,1	SolarEdge Technologies Inc.	207,232	3,274
	PC Connection Inc.	44,712	3,245
*	Viasat Inc.	303,158	2,829
*	N-able Inc.	254,513	2,657
	SolarWinds Corp.	194,696	2,599
*	CEVA Inc.	85,675	2,548
*	Corsair Gaming Inc.	160,627	1,181
			585,380
Materials (5.3%)
	Carpenter Technology Corp.	180,086	34,944
*	ATI Inc.	448,790	27,004
	Balchem Corp.	116,964	21,114
	Sealed Air Corp.	525,205	19,222
	HB Fuller Co.	196,575	15,115
	Warrior Met Coal Inc.	188,564	13,260
	Sensient Technologies Corp.	152,750	11,859
	Sylvamo Corp.	124,167	11,459
	Arch Resources Inc.	65,230	11,214
	Innospec Inc.	89,933	10,667
*	Alpha Metallurgical Resources Inc.	39,384	9,672
	Minerals Technologies Inc.	115,908	9,455
*	MP Materials Corp.	440,668	9,285
	Hawkins Inc.	68,513	9,216
	Materion Corp.	74,695	8,636

		Shares	Market Value ($000)
	Quaker Chemical Corp.	49,735	7,843
*	O-I Glass Inc.	561,543	7,075
*	Ingevity Corp.	131,182	6,371
	Stepan Co.	76,165	5,857
	Worthington Steel Inc.	125,329	5,620
	Kaiser Aluminum Corp.	57,331	4,660
*	Century Aluminum Co.	186,898	4,267
	SunCoke Energy Inc.	304,196	3,790
	AdvanSix Inc.	96,488	3,133
	Koppers Holdings Inc.	74,163	2,852
	Mativ Holdings Inc.	196,468	2,584
*	Metallus Inc.	138,311	2,306
	Myers Industries Inc.	135	2
			278,482
Real Estate (7.1%)
	Essential Properties Realty Trust Inc.	632,142	21,556
	SL Green Realty Corp.	251,967	19,701
	CareTrust REIT Inc.	605,748	18,045
	Macerich Co.	850,436	18,038
	Phillips Edison & Co. Inc.	441,673	17,446
	Tanger Inc.	394,301	14,577
	Apple Hospitality REIT Inc.	806,940	13,000
*	Cushman & Wakefield plc	826,135	12,640
	Highwoods Properties Inc.	382,039	12,401
	Douglas Emmett Inc.	603,739	11,688
	Innovative Industrial Properties Inc.	102,086	11,129
	Urban Edge Properties	437,424	10,065
	LXP Industrial Trust	1,061,347	9,923
	Four Corners Property Trust Inc.	333,897	9,920
	Acadia Realty Trust	379,754	9,817
	Outfront Media Inc.	496,781	9,543
[1]	Medical Properties Trust Inc.	2,163,466	9,498
*	Curbline Properties Corp.	340,413	8,258
	Retail Opportunity Investments Corp.	459,927	8,003
	Sunstone Hotel Investors Inc.	733,766	7,888
	St. Joe Co.	136,895	6,993
	DiamondRock Hospitality Co.	746,911	6,931
	LTC Properties Inc.	156,769	6,050
	Pebblebrook Hotel Trust	433,994	6,011
	Getty Realty Corp.	179,619	5,906
	Xenia Hotels & Resorts Inc.	367,147	5,647
	Elme Communities	316,795	5,366
	JBG SMITH Properties	311,435	5,322
	Veris Residential Inc.	291,477	5,319
	Global Net Lease Inc.	712,827	5,282
	Uniti Group Inc.	880,820	5,206
	Alexander & Baldwin Inc.	261,221	5,141
	Kennedy-Wilson Holdings Inc.	425,993	4,933
	American Assets Trust Inc.	171,262	4,871
	Easterly Government Properties Inc. Class A	348,934	4,299
[1]	eXp World Holdings Inc.	304,095	4,212
	Centerspace	55,252	4,006
	NexPoint Residential Trust Inc.	79,549	3,744
	Marcus & Millichap Inc.	86,344	3,593
	Safehold Inc.	165,407	3,533
	Brandywine Realty Trust	620,006	3,472
	Armada Hoffler Properties Inc.	244,065	2,697
	SITE Centers Corp.	170,338	2,644
	Summit Hotel Properties Inc.	389,396	2,562
	Whitestone REIT	159,627	2,350
	Hudson Pacific Properties Inc.	511,102	1,968
	Universal Health Realty Income Trust	46,052	1,943
	Saul Centers Inc.	43,430	1,785
	Service Properties Trust	598,904	1,665
			376,587
Utilities (2.2%)
	MDU Resources Group Inc.	735,128	14,732
	MGE Energy Inc.	130,423	13,600
	Otter Tail Corp.	150,750	12,156

			Shares	Market Value ($000)
		American States Water Co.	135,035	11,520
		Avista Corp.	283,847	10,982
		California Water Service Group	211,957	10,850
		Chesapeake Utilities Corp.	81,027	10,675
		Clearway Energy Inc. Class C	298,615	8,806
		Northwest Natural Holding Co.	139,341	6,106
		SJW Group	107,216	5,974
		Middlesex Water Co.	64,486	4,220
		Unitil Corp.	58,193	3,493
		Clearway Energy Inc. Class A	124,905	3,474
				116,588
Total Common Stocks (Cost $4,063,581)				5,261,597
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $24,535)	4.651%	245,410	24,538
Total Investments (100.2%) (Cost $4,088,116)				5,286,135
Other Assets and Liabilities—Net (-0.2%)				(12,688)
Net Assets (100%)				5,273,447
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,204,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,499,000 was received for securities on loan, of which $24,058,000 is held in Vanguard Market Liquidity Fund and $2,441,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	66	8,067	48

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/29/25	BANA	2,156	(4.645)	43	—
AMN Healthcare Services Inc.	1/31/25	CITNA	1,745	(4.677)	—	(554)
					43	(554)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,261,597	—	—	5,261,597
Temporary Cash Investments	24,538	—	—	24,538
Total	5,286,135	—	—	5,286,135

Derivative Financial Instruments
Assets
Futures Contracts[1]	48	—	—	48
Swap Contracts	—	43	—	43
Total	48	43	—	91
Liabilities
Swap Contracts	—	(554)	—	(554)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.